UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


				        FORM N-Q

		  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES



             Investment Company Act file number 811-06231
- -----------------------------------------------------------------------


                              GIAC Funds, Inc.
- -----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


                  7 Hanover Square New York, N.Y. 10004
- -----------------------------------------------------------------------
          (Address of principal executive offices)   (Zip code)


     John H. Walter                         Thomas G. Sorell
     GIAC Funds, Inc.                       GIAC Funds, Inc.
     7 Hanover Square                       7 Hanover Square
     New York, N.Y. 10004                   New York, N.Y. 10004

- -----------------------------------------------------------------------
		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
- -----------------------------------------------------------------------


		Date of fiscal year end:  December 31
- -----------------------------------------------------------------------

 		Date of reporting period:  September 30, 2006
- -----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Baillie Gifford International Growth Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                 Value
-------------------------------------------------------------
Common Stocks - 95.9%
Australia - 5.3%
Beverages - 0.5%
  255,500       Fosters Group Ltd.           $      1,227,730
Commercial Banks - 1.2%
   87,754       Australia and NZ Banking Group Lt   1,758,730
   77,000       Westpac Banking Corp.               1,304,770

                                                    3,063,500
Commercial Services and Supplies - 0.5%
  128,000       Brambles Inds. Ltd.                 1,217,717
Construction Materials - 0.2%
   78,000       James Hardie Inds. NV                 434,170
Food and Staples Retailing - 0.6%
  107,700       Woolworths Ltd.                     1,628,101
Insurance - 0.3%
   95,000       AMP Ltd.                              633,705
Media - 0.2%
  126,000       John Fairfax Hldgs. Ltd.              396,743
Metals and Mining - 1.2%
  155,956       BHP Billiton Ltd.                   2,982,476
Oil, Gas and Consumable Fuels - 0.3%
   27,900       Woodside Petroleum Ltd.               817,090
Real Estate Investment Trusts - 0.3%
   61,000       Westfield Group                       856,595

                                                   13,257,827

Belgium - 1.3%
Diversified Financial Services - 1.3%
   30,000       Groupe Bruxelles Lambert S.A.       3,202,709

Denmark - 3.5%
Chemicals - 1.2%
   39,900       Novozymes AS - Class B              3,044,428
Commercial Banks - 2.3%
  144,320       Danske Bank AS                      5,677,782

                                                    8,722,210

Finland - 2.2%
Construction and Engineering - 2.2%
  115,400       Kone OYJ - Class B                  5,599,888

France - 11.7%
Beverages - 0.9%
   11,080       Pernod-Ricard S.A.                  2,306,696
Diversified Financial Services - 1.4%
   31,176       Eurazeo                             3,591,272
Food and Staples Retailing - 1.8%
   71,529       Carrefour S.A.                      4,521,839
Health Care Equipment and Supplies - 2.1%
   50,410       Essilor Int'l. S.A.                 5,164,179
Oil, Gas and Consumable Fuels - 2.3%
   86,520       Total S.A.                          5,680,270
Personal Products - 2.0%
   49,406       L'Oreal S.A.                        5,020,585
Pharmaceuticals - 1.2%
   34,620       Sanofi-Aventis                      3,083,233

                                                   29,368,074

Germany - 5.9%
Diversified Financial Services - 1.0%
   16,400       Deutsche Boerse AG                  2,467,576

Shares                                                 Value
-------------------------------------------------------------
Health Care Providers and Services - 2.2%
  102,556       Celesio AG                   $      5,348,730
Software - 1.6%
   20,598       SAP AG                              4,086,993
Textiles, Apparel and Luxury Goods - 1.1%
   58,360       Adidas-Salomon AG                   2,746,827

                                                   14,650,126

Hong Kong - 1.8%
Commercial Banks - 0.2%
  202,000       BOC Hong Kong Hldgs. Ltd.             454,212
Distributors - 0.5%
  451,000       Li & Fung Ltd.                      1,113,666
Diversified Financial Services - 0.3%
  106,000       Hong Kong Exchanges & Clearing Lt     774,770
Media - 0.1%
   66,000       Television Broadcasts Ltd.            355,768
Real Estate Management and Development - 0.7%
   90,000       Cheung Kong Hldgs. Ltd.               966,233
  405,000       Hang Lung Pptys. Ltd.                 863,892

                                                    1,830,125

                                                    4,528,541

Ireland - 3.4%
Commercial Banks - 1.6%
  147,110       Allied Irish Banks PLC              3,919,256
Construction Materials - 1.8%
  133,450       CRH PLC                             4,508,497

                                                    8,427,753

Japan - 19.9%
Automobiles - 1.4%
  310,200       Nissan Motor Co. Ltd.               3,477,920
Building Products - 1.2%
  250,000       Asahi Glass Co.                     3,086,864
Commercial Banks - 1.3%
      253       Mitsubishi UFJ Financial Group, I   3,258,983
Diversified Financial Services - 0.1%
    4,100       Promise Co.                           163,305
Electrical Equipment - 0.8%
  230,000       Mitsubishi Electric Corp.           1,939,407
Electronic Equipment and Instruments - 2.4%
   12,400       Keyence Corp.                       2,858,305
   34,000       Nidec Corp.                         2,567,288
   68,000       YASKAWA Electric Corp.                668,475

                                                    6,094,068
Insurance - 1.0%
  210,000       Mitsui Sumitomo Insurance Co.       2,628,559
Internet Software and Services - 0.4%
    2,578       Rakuten, Inc.                       1,011,537
Machinery - 1.0%
   83,300       Daikin Inds. Ltd.                   2,470,763
Marine - 1.1%
  369,000       Mitsui O.S.K. Lines Ltd.            2,729,975
Office Electronics - 2.0%
   96,150       Canon, Inc.                         5,019,356
Paper and Forest Products - 0.7%
      461       Nippon Paper Group, Inc.            1,672,102

Shares                                                 Value
-------------------------------------------------------------

Real Estate Management and Development - 0.5%
   40,000       Sumitomo Realty & Dev't. Co. $      1,176,271
Road and Rail - 0.9%
  351,000       Tokyu Corp.                         2,415,356
Specialty Retail - 1.0%
   24,400       Yamada Denki Co. Ltd.               2,448,271
Tobacco - 1.2%
      755       Japan Tobacco, Inc.                 2,936,822
Trading Companies and Distributors - 2.0%
   53,600       Hitachi High-Technologies Corp.     1,517,153
  282,000       Mitsui & Co. Ltd.                   3,589,525

                                                    5,106,678
Wireless Telecommunication Services - 0.9%
      349       KDDI Corp.                          2,176,814

                                                   49,813,051

New Zealand - 0.1%
Diversified Telecommunication Services - 0.1%
  121,400       Telecom. Corp. of New Zealand         344,790

Russia - 0.9%
Oil, Gas and Consumable Fuels - 0.5%
   29,500       OAO Gazprom ADR                     1,277,350
Wireless Telecommunication Services - 0.4%
   27,000       Mobile TeleSystems ADR              1,019,790

                                                    2,297,140

Singapore - 0.4%
Industrial Conglomerates - 0.4%
  105,000       Keppel Corp. Ltd.                     979,823

South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
    3,900       Samsung Electronics Co. Ltd. GDR+   1,368,900

Spain - 2.5%
Diversified Financial Services - 1.3%
   52,585       Corp. Financiera Alba S.A.          3,151,475
Tobacco - 1.2%
   62,720       Altadis S.A.                        2,979,092

                                                    6,130,567

Sweden - 7.3%
Commercial Banks - 2.3%
  210,987       Svenska Handelsbanken AB - Class    5,712,332
Health Care Equipment and Supplies - 1.2%
  170,480       Getinge AB - Class B                3,123,710
Machinery - 3.8%
  260,610       Atlas Copco AB - Class B            6,539,126
  252,720       Sandvik AB                          2,902,762

                                                    9,441,888

                                                   18,277,930

Switzerland - 8.1%
Building Products - 1.2%
    2,412       Geberit AG                          2,939,534
Commercial Banks - 3.4%
  142,300       UBS AG                              8,511,827
Food Products - 1.5%
   10,670       Nestle S.A.                         3,720,208

Shares                                                 Value
-------------------------------------------------------------
Health Care Equipment and Supplies - 1.1%
   13,600       Straumann Hldg. AG           $      2,928,269
Machinery - 0.9%
   43,320       Schindler Hldg. AG                  2,258,668

                                                   20,358,506

Taiwan - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
  125,847       Taiwan Semiconductor Mfg. Co. Ltd   1,208,131

United Kingdom - 20.6%
Commercial Banks - 3.0%
  149,888       Royal Bank of Scotland              5,158,821
   96,000       Standard Chartered PLC              2,457,871

                                                    7,616,692
Commercial Services and Supplies - 1.3%
  187,000       Capita Group PLC                    1,916,141
  467,000       Hays PLC                            1,262,951

                                                    3,179,092
Food Products - 1.0%
  224,000       Cadbury Schweppes PLC               2,383,309
Health Care Equipment and Supplies - 0.5%
  149,000       Smith & Nephew PLC                  1,369,906
Hotels, Restaurants and Leisure - 0.9%
   46,200       Carnival PLC                        2,209,198
Media - 2.4%
  239,000       Reed Elsevier PLC                   2,650,258
  300,966       Yell Group PLC                      3,354,293

                                                    6,004,551
Metals and Mining - 0.8%
  118,000       BHP Billiton PLC                    2,036,173
Oil, Gas and Consumable Fuels - 5.1%
  210,000       BG Group PLC                        2,550,738
   67,500       Cairn Energy PLC*                   2,356,050
  414,018       John Wood Group PLC                 1,782,169
  184,500       Royal Dutch Shell PLC - Class A     6,084,208

                                                   12,773,165
Pharmaceuticals - 1.9%
  181,077       GlaxoSmithKline PLC                 4,819,086
Specialty Retail - 1.2%
  661,000       Kingfisher PLC                      3,033,977
Tobacco - 1.7%
  152,000       Gallaher Group PLC                  2,486,319
   51,900       Imperial Tobacco Group PLC          1,728,977

                                                    4,215,296
Trading Companies and Distributors - 0.8%
   94,000       Wolseley PLC                        1,980,925

                                                   51,621,370

                Total Common Stocks               240,157,336
                (Cost $171,493,078)

Preferred Stocks - 1.7%
Brazil - 1.7%
Commercial Banks - 0.5%
   43,000       Banco Itau Hldg. Financeira S$      1,290,000
Oil, Gas and Consumable Fuels - 1.2%
   40,600       Petroleo Brasileiro S.A. ADR        3,038,504

                Total Preferred Stocks              4,328,504
                (Cost $2,146,341)

Principal
Amount                                                 Value
-------------------------------------------------------------
Repurchase Agreement - 2.1%
$5,276,000      State Street Bank and Trust C$      5,276,000
                repurchase agreement,
                dated 9/29/2006, maturity
                value $5,277,099 at
                2.50%, due 10/2/2006(1)
                (Cost $5,276,000)

Total Investments - 99.7%                         249,761,840
(Cost $178,915,419)
Cash, Receivables, and Other Assets Less Liabilit     644,595

Net Assets - 100%                            $    250,406,435


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $1,368,900 representing 0.5% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Directors.
*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $5,460,000 in U.S. Treasury Note, 3.375%, due 11/15/2008, with a value of $5,384,925.
Glossary of Terms:
	  ADR - American Depositary Receipt.
          GDR - Global Depositary Receipt .
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     72,999,397
Gross unrealized depreciation .................       (2,152,976)
					          --------------
Net unrealized appreciation ................... $     70,846,421
                                                  ==============
-------------------------------------------------------------------

Baillie Gifford Emerging Markets Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                   Value
---------------------------------------------------------------
Common Stocks - 95.2%
Argentina - 0.1%
Food and Staples Retailing - 0.1%
   21,900         Imp. Y Exp. Patagonia        $        137,558

Bolivia - 0.5%
Metals and Mining - 0.5%
   47,000         Apex Silver Mines Ltd.*               783,020

Brazil - 5.5%
Metals and Mining - 1.3%
   89,600         Comp. Vale Do Rio Doce ADR          1,931,776
Oil, Gas and Consumable Fuels - 3.7%
   65,931         Petroleo Brasileiro S.A. ADR        5,526,996
Textiles, Apparel and Luxury Goods - 0.5%
   13,000         Lojas Renner S.A.                     753,502

                                                      8,212,274

Chile - 0.4%
Commercial Banks - 0.4%
   14,600         Banco Santander Chile ADR             660,650

Egypt - 1.9%
Construction Materials - 0.8%
   15,000         Orascom Construction Inds. GDR      1,302,000
Wireless Telecommunication Services - 1.1%
   29,242         Orascom Telecom Hldg. SAE GDR       1,615,036

                                                      2,917,036

Hong Kong - 3.8%
Automobiles - 0.4%
1,508,000         Denway Motors Ltd.                    547,723
Diversified Telecommunication Services - 0.8%
  690,000         Hutchison Telecom. Int'l. Ltd.*     1,211,458
Electronic Equipment and Instruments - 0.7%
  317,500         Kingboard Chemical Hldgs. Ltd.      1,149,122
Specialty Retail - 0.2%
  320,000         GOME Electrical Appliance Hldgs.      255,455
Wireless Telecommunication Services - 1.7%
  360,000         China Mobile (Hong Kong) Ltd.       2,550,439

                                                      5,714,197

India - 5.0%
Information Technology Services - 2.9%
  109,400         Infosys Technologies Ltd.           4,420,916
Oil, Gas and Consumable Fuels - 2.1%
  122,700         Reliance Inds. Ltd.                 3,135,697

                                                      7,556,613

Indonesia - 3.3%
Commercial Banks - 1.3%
3,596,000         PT Bank Rakyat Indonesia            1,914,221
Diversified Telecommunication Services - 2.0%
1,887,500         PT Indosat Tbk                      1,056,016
2,109,000         PT Telekomunikasi  Indonesia        1,936,018

                                                      2,992,034

                                                      4,906,255

Israel - 3.3%
Chemicals - 0.7%
  224,793         Makhteshim-Agan Inds. Ltd.          1,110,334
Shares                                                   Value
---------------------------------------------------------------
Commercial Banks - 1.1%
  340,000         Bank Hapoalim Ltd.           $      1,606,710
Pharmaceuticals - 1.5%
   65,100         Teva Pharmaceutical Inds. Ltd. AD   2,219,259

                                                      4,936,303

Luxembourg - 1.1%
Wireless Telecommunication Services - 1.1%
   40,000         Millicom Int'l. Cellular S.A.*      1,636,800

Malaysia - 3.3%
Commercial Banks - 1.0%
  869,000         Bumiputra-Commerce Hldgs. Berhad    1,566,933
Electric Utilities - 0.8%
  445,000         Tenaga Nasional Berhad              1,170,418
Food Products - 1.1%
  376,000         IOI Corp. Berhad                    1,651,627
Real Estate Management and Development - 0.4%
  530,000         SP Setia Berhad                       543,221

                                                      4,932,199

Mexico - 6.6%
Commercial Banks - 1.7%
  811,000         Grupo Fin. Banorte S.A. de C.V.     2,541,229
Construction and Engineering - 0.6%
  239,634         Empresas ICA S.A. de C.V.*            864,136
Food and Staples Retailing - 1.0%
  463,842         Wal-Mart de Mexico S.A. de C.V.     1,579,719
Household Durables - 0.5%
  153,600         Consorcio Ara S.A. de C.V.            755,167
Wireless Telecommunication Services - 2.8%
   68,100         America Movil S.A. de C.V. ADR      2,681,097
  227,000         America Telecom S.A. de C.V.*       1,539,999

                                                      4,221,096

                                                      9,961,347

Mozambique - 0.4%
Metals and Mining - 0.4%
  800,000         Kenmare Resources PLC*                550,236

People's Republic of China - 5.2%
Electric Utilities - 1.4%
1,686,000         Datang Int'l. Power Generation Co   1,265,863
1,138,000         Huaneng Power Int'l., Inc.            819,367

                                                      2,085,230
Energy Equipment and Services - 1.0%
  931,500         China Shenhua Energy Co., Ltd.      1,499,180
Oil, Gas and Consumable Fuels - 2.8%
2,520,000         CNOOC Ltd.                          2,092,561
1,932,000         PetroChina Co. Ltd.                 2,075,420

                                                      4,167,981

                                                      7,752,391

Russia - 8.8%
Diversified Consumer Services - 0.6%
   35,000         AFK Sistema GDR                       915,250
Oil, Gas and Consumable Fuels - 7.4%
   29,400         LUKOIL ADR                          2,219,700
  154,450         OAO Gazprom ADR                     6,687,685
Shares                                                   Value
---------------------------------------------------------------
  288,300         OAO Rosneft Oil Co. GDR*+    $      2,289,102

                                                     11,196,487
Wireless Telecommunication Services - 0.8%
   18,800         VimpelCom ADR*                      1,139,092

                                                     13,250,829

South Africa - 7.8%
Commercial Banks - 0.9%
   39,500         ABSA Group Ltd.                       507,456
  340,000         FirstRand Ltd.                        777,018

                                                      1,284,474
Food and Staples Retailing - 0.3%
   71,932         Massmart Hldgs. Ltd.                  528,554
Industrial Conglomerates - 0.4%
   34,862         Imperial Hldgs. Ltd.*                 581,783
Media - 0.5%
   50,600         Naspers Ltd.                          781,376
Metals and Mining - 3.8%
   17,720         Anglo American Platinum Corp.       1,800,622
   49,800         Anglo American PLC                  2,073,660
    6,200         Impala Platinum Hldgs. Ltd.         1,028,664
   16,000         Lonmin PLC                            766,288

                                                      5,669,234
Oil, Gas and Consumable Fuels - 1.9%
   88,400         Sasol Ltd.                          2,921,937

                                                     11,767,358

South Korea - 19.5%
Beverages - 0.4%
    5,227         Hite Brewery Co. Ltd.                 646,263
Commercial Banks - 1.0%
   87,600         Industrial Bank of Korea            1,499,651
Commercial Services and Supplies - 0.8%
   30,910         S1 Corp.                            1,203,671
Construction and Engineering - 1.2%
   41,710         Hyundai Development Co.             1,860,047
Diversified Financial Services - 1.0%
   33,700         Hana Financial Group, Inc.          1,542,016
Food and Staples Retailing - 0.4%
    2,800         Orion Corp.                           645,039
Household Durables - 1.0%
   59,500         Woongjin Coway Co. Ltd.             1,452,446
Industrial Conglomerates - 1.1%
   54,170         Hanwha Corp.                        1,708,733
Insurance - 3.3%
  109,000         Hyundai Marin & Fire Ins. Co. Ltd   1,439,818
   22,900         Samsung Fire & Marine Ins. Co. Lt   3,521,030

                                                      4,960,848
Marine - 3.2%
   48,500         Daewoo Shipbuilding & Marine Engi   1,568,319
  132,290         Samsung Heavy Inds. Co. Ltd.        3,229,313

                                                      4,797,632
Oil, Gas and Consumable Fuels - 0.6%
   23,300         GS Hldgs. Corp.                       814,995
Pharmaceuticals - 1.2%
   11,868         Yuhan Corp.                         1,843,597
Trading Companies and Distributors - 4.3%
  204,000         Samsung Corp.                       6,467,294

Shares                                                   Value
---------------------------------------------------------------

                                                     29,442,232

Taiwan - 13.6%
Chemicals - 0.5%
  450,000         Taiwan Fertilizer Co. Ltd.   $        731,475
Commercial Banks - 1.4%
2,511,000         Chang Hwa Commercial Bank*          1,513,542
1,270,000         Taishin Financial Hldgs. Co. Ltd.     642,722

                                                      2,156,264
Computers and Peripherals - 2.1%
  120,400         High Tech Computer Corp.            3,186,658
Diversified Financial Services - 2.1%
1,757,819         Shin Kong Financial Hldg. Co. Ltd   1,617,209
3,249,263         SinoPac Hldgs.                      1,551,125

                                                      3,168,334
Electronic Equipment and Instruments - 2.8%
  696,329         Hon Hai Precision Inds. Co. Ltd.    4,239,302
Insurance - 0.4%
1,120,000         China Life Insurance Co. Ltd.*        543,123
Multiline Retail - 0.7%
2,199,600         Far Eastern Dept. Stores Ltd.       1,053,362
Semiconductors and Semiconductor Equipment - 3.6%
3,038,427         Taiwan Semiconductor Mfg.           5,480,598

                                                     20,559,116

Thailand - 3.3%
Beverages - 0.5%
4,179,000         Thai Beverage Pub. Co. Ltd.           777,304
Commercial Banks - 0.9%
  496,500         Bangkok Bank Pub. Co. Ltd.          1,413,852
Diversified Financial Services - 0.3%
  810,000         TISCO Finance Pub. Co. Ltd.           480,719
Oil, Gas and Consumable Fuels - 1.6%
  834,400         PTT Exploration & Production Pub.   2,353,863

                                                      5,025,738

Turkey - 1.8%
Commercial Banks - 1.0%
  503,100         Turkiye Garanti Bankasi A.S.        1,487,715
Wireless Telecommunication Services - 0.8%
  249,745         Turkcell Iletisim Hizmetleri A.S.   1,269,331

                                                      2,757,046

                  Total Common Stocks               143,459,198
                  (Cost $102,426,727)

Preferred Stock - 3.4%
Brazil - 3.4%
Commercial Banks - 3.4%
1,244,709         Itausa-Investimentos Itau S.A$      5,124,616
                  (Cost $2,143,947)


Principal
Amount                                                   Value
---------------------------------------------------------------
Repurchase Agreement - 3.1%
$4,761,000        State Street Bank and Trust C$      4,761,000
                  repurchase agreement,
                  dated 9/29/2006, maturity
                  value $4,761,992 at
                  2.50%, due 10/2/2006(1)
                  (Cost $4,761,000)

Total Investments - 101.7%                          153,344,814
(Cost $109,331,674)
Liabilities in Excess of Cash, Receivables and Othe  -2,591,642

Net Assets - 100%                              $    150,753,172


*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $2,289,102 representing 1.5% of net assets of which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Directors.
(1) The repurchase agreement is fully collateralized by $4,925,000 in U.S. Treasury Bond, 3.375%, due 11/15/2008, with a value of $4,857,281.
Glossary of Terms:
          ADR - American Depositary Receipt.
          GDR - Global Depositary Receipt .
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     46,069,838
Gross unrealized depreciation .................       (2,056,698)
					          --------------
Net unrealized appreciation ................... $     44,013,140
                                                  ==============
-------------------------------------------------------------------

Guardian Small Cap Stock Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                  Value
--------------------------------------------------------------
Common Stocks - 98.0%
Aerospace and Defense - 1.0%
   90,300        AAR Corp.*                   $      2,152,752

Air Freight and Logistics - 1.0%
   80,700        UTi Worldwide, Inc.                 2,257,179

Airlines - 2.7%
  188,000        Republic Airways Hldgs., Inc.*      2,917,760
  126,600        Skywest, Inc.                       3,104,232

                                                     6,021,992

Biotechnology - 1.7%
   15,200        Digene Corp.*                         655,880
   26,700        InterMune, Inc.*                      438,414
  107,800        Keryx Biopharmaceuticals, Inc.*     1,275,274
   18,300        Progenics Pharmaceuticals, Inc.*      429,318
    6,000        United Therapeutics Corp.*            315,240
   15,600        Vertex Pharmaceuticals, Inc.*         524,940

                                                     3,639,066

Capital Markets - 4.3%
   56,600        Affiliated Managers Group, Inc.*    5,666,226
  188,900        Apollo Investment Corp.             3,874,339

                                                     9,540,565

Chemicals - 1.9%
   46,700        Albemarle Corp.                     2,537,211
   30,000        Cytec Inds., Inc.                   1,667,700

                                                     4,204,911

Commercial Banks - 5.0%
   86,600        Center Financial Corp.              2,059,348
   84,700        East West Bancorp, Inc.             3,354,967
   31,400        IBERIABANK Corp.                    1,915,400
   48,400        PrivateBancorp, Inc.                2,212,848
   50,100        Signature Bank*                     1,549,593

                                                    11,092,156

Commercial Services and Supplies - 7.2%
   87,900        Administaff, Inc.                   2,962,230
  261,900        Korn/Ferry Int'l.*                  5,484,186
  131,400        Labor Ready, Inc.*                  2,093,202
   94,200        Resources Connection, Inc.*         2,523,618
   41,300        Stericycle, Inc.*                   2,882,327

                                                    15,945,563

Communications Equipment - 2.9%
  196,600        Arris Group, Inc.*                  2,253,036
  167,500        Polycom, Inc.*                      4,108,775

                                                     6,361,811

Computers and Peripherals - 1.2%
  176,000        Palm, Inc.*                         2,562,560

Diversified Consumer Services - 1.6%
   81,900        Bright Horizons Family Solutions,   3,417,687

Diversified Financial Services - 2.4%
  111,700        Int'l. Securities Exchange, Inc.    5,237,613
Shares                                                  Value
--------------------------------------------------------------
Diversified Telecommunication Services - 0.9%
   99,300        Iowa Telecom. Svcs., Inc.    $      1,965,147

Electric Utilities - 0.9%
   65,000        ITC Hldgs. Corp.                    2,028,000

Electronic Equipment and Instruments - 2.6%
  127,050        Benchmark Electronics, Inc.*        3,415,104
  114,800        Plexus Corp.*                       2,204,160

                                                     5,619,264

Energy Equipment and Services - 3.0%
  274,300        TETRA Technologies, Inc.*           6,627,088

Food Products - 2.6%
  108,100        Flowers Foods, Inc.                 2,905,728
  116,100        Reddy Ice Hldgs., Inc.              2,809,620

                                                     5,715,348

Health Care Equipment and Supplies - 8.7%
  153,600        American Medical Systems Hldgs.,    2,830,848
  141,400        Conceptus, Inc.*                    2,501,366
   41,100        DJ Orthopedics, Inc.*               1,706,883
  129,800        Immucor, Inc.*                      2,908,818
   44,300        Integra LifeSciences Hldgs.*        1,660,364
   89,500        Kensey Nash Corp.*                  2,619,665
   47,500        NuVasive, Inc.*                       955,225
   95,300        SonoSite, Inc.*                     2,706,520
   82,000        Symmetry Medical, Inc.*             1,237,380

                                                    19,127,069

Health Care Providers and Services - 1.8%
   26,000        Amedisys, Inc.*                     1,031,420
   84,400        Psychiatric Solutions, Inc.*        2,877,196

                                                     3,908,616

Hotels, Restaurants and Leisure - 5.1%
   77,900        Chipotle Mexican Grill, Inc. - Cl   3,869,293
   80,900        Orient-Express Hotels Ltd. - Clas   3,024,042
  155,200        The Cheesecake Factory, Inc.*       4,219,888

                                                    11,113,223

Insurance - 2.6%
   66,100        Endurance Specialty Hldgs. Ltd.     2,330,686
   76,800        Hanover Insurance Group, Inc.       3,427,584

                                                     5,758,270

Internet and Catalog Retail - 0.5%
  104,000        PetMed Express, Inc.*               1,085,760

Internet Software and Services - 2.5%
  138,400        WebEx Comm., Inc.*                  5,400,368

Life Sciences Tools and Services - 0.4%
  180,900        Immunicon Corp.*                      792,342

Machinery - 1.1%
   86,900        Basin Water, Inc.*                    711,711
   51,700        Gardner Denver, Inc.*               1,710,236

                                                     2,421,947
Shares                                                  Value
--------------------------------------------------------------
Metals and Mining - 1.2%
   78,600        Century Aluminum Co.*        $      2,644,890

Multiline Retail - 1.0%
   77,900        Bon-Ton Stores, Inc.                2,316,746

Oil, Gas and Consumable Fuels - 5.3%
  133,000        Bill Barrett Corp.*                 3,266,480
   62,500        DCP Midstream Partners LP           1,750,000
  167,300        Geomet, Inc.*                       1,572,620
  123,400        Hiland Hldgs. GP LP*                2,469,234
   85,800        Teekay LNG Partners LP              2,612,610

                                                    11,670,944

Pharmaceuticals - 1.0%
   39,000        New River Pharmaceuticals, Inc.*    1,003,470
   82,650        Salix Pharmaceuticals Ltd.*         1,120,734

                                                     2,124,204

Real Estate Investment Trusts - 6.4%
  170,500        Ashford Hospitality Trust           2,034,065
  131,100        DiamondRock Hospitality Co.         2,177,571
  112,800        Digital Realty Trust, Inc.          3,532,896
  105,600        New Plan Excel Realty Trust         2,856,480
   97,400        Tanger Factory Outlet Centers, In   3,469,388

                                                    14,070,400

Road and Rail - 1.2%
  144,400        Werner Enterprises, Inc.            2,701,724

Semiconductors and Semiconductor Equipment - 5.0%
  142,200        Netlogic Microsystems, Inc.*        3,607,614
  191,700        Trident Microsystems, Inc.*         4,458,942
   81,700        Varian Semiconductor Equipment As   2,998,390

                                                    11,064,946

Software - 7.3%
  102,300        Ansoft Corp.*                       2,548,293
  155,800        Blackboard, Inc.*                   4,128,700
   93,700        FactSet Research Systems, Inc.      4,551,009
  361,500        Informatica Corp.*                  4,912,785

                                                    16,140,787

Specialty Retail - 0.8%
   58,000        Aeropostale, Inc.*                  1,695,340

Textiles, Apparel and Luxury Goods - 1.1%
   95,000        Carter's, Inc.*                     2,507,050

Thrifts and Mortgage Finance - 1.5%
  125,400        BankUnited Financial Corp. - Clas   3,269,178

Wireless Telecommunication Services - 0.6%
   54,400        SBA Comm. Corp. - Class A*          1,323,552

                 Total Common Stocks               215,526,058
                 (Cost $191,995,034)

Principal                                               Value
Amount                                                  Value
--------------------------------------------------------------
Repurchase Agreement - 2.0%
$4,420,000       State Street Bank and Trust C$      4,420,000
                 repurchase agreement,
                 dated 9/29/2006, maturity
                 value $4,421,871 at
                 5.08%, due 10/2/2006(1)
                 (Cost $4,420,000)

Total Investments - 100.0%                         219,946,058
(Cost $196,415,034)
Liabilities in Excess of Cash, Receivables and Oth     -59,957

Net Assets - 100%                             $    219,886,101


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $4,395,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $4,510,369.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     26,792,435
Gross unrealized depreciation .................       (3,261,411)
					          --------------
Net unrealized appreciation ................... $     23,531,024
-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
     rule 30a-3(d) under the 1940 Act)   that occurred during the
     registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The GIAC Funds, Inc.


Date:     October 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          GIAC Funds, Inc.


Date:    October 30, 2006





By:   /s/ John H. Walter
           --------------------------------
           John H. Walter
           Vice President and Treasurer of
           GIAC Funds, Inc.


Date:     October 30, 2006